Fair Value Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Schedule of carrying amounts and fair values of financial instruments [text block]
	Carrying amount		Fair value		Fair value hierarchy
	2019	2018	2019	2018	2019/2018
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	68,266	49,067	68,266	49,067	Level 1
Trade and other receivables	125,211	107,501	125,211	107,501	Level 1
Derivatives financial assets – Cross currency swaps	-	12,268	-	12,268	Level 2
Financial investment at fair value through other comprehensive income	18,224	26,883	18,224	26,883	Level 3
Total financial assets	211,701	195,719	211,701	195,719

Financial liabilities
Trade and other payables	237,299	154,565	237,299	154,565	Level 1
Derivatives financial liabilities – “Cross currency swaps”	1,302	-	1,302	-	Level 2
Senior notes	1,003,130	441,786	1,048,484	442,142	Level 1
Promissory notes	98,774	641,591	99,333	643,308	Level 2

Total financial liabilities	1,340,505	1,237,942	1,386,418	1,240,015

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	Weighted average	Fair value sensitivity
Earning growth factor	4%	5% (2018: 5%) increase or decrease in the factor would result in an increase (decrease) in fair value of S/11,012,000 and (S/11,381,000), respectively (2018: S/10,790,000 and (S/8,783,000), respectively).
WACC discount rate	8.9%	10% (2018: 10%) increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/11,222,000) and S/15,352,000, respectively (2018: (S/12,942,000) and S/19,969,000, respectively).